Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet minimum capital requirements can initiate  certain mandatory – and possibly additional discretionary – actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements and results of operations.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019.  Prior to January 1, 2015, the Company had not been subject to express regulatory capital requirements.  The Company has chosen to exclude net unrealized gain or loss on available for sale securities in computing regulatory capital.  Capital amounts and ratios for December 31, 2014 are calculated using Basel I rules.  Management believes as of December 31, 2015, the Company and Bank meet all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. Adequately capitalized institutions must obtain prior regulatory approval to accept brokered deposits. The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company. If an institution is classified as undercapitalized, it is required to submit a capital restoration plan to its federal banking regulators and is prohibited from increasing its assets, engaging in a new line of business, acquiring any interest in any company or insured depository institution, or opening or acquiring a new branch office, except under certain circumstances, including the acceptance by the federal banking regulators of a capital restoration plan for the institution. Furthermore, if an institution is classified as undercapitalized, the federal banking regulators may take certain actions to correct the capital position of the institution; if it is classified as significantly undercapitalized or critically undercapitalized, the federal banking regulators would be required to take one or more prompt corrective actions. These actions would include, among other things, requiring sales of new securities to bolster capital, improvements in management, limits on interest rates paid, prohibitions on transactions with affiliates, termination of certain risky activities and restrictions on compensation paid to executive officers. If a bank is classified as critically undercapitalized, the bank must be placed into conservatorship or receivership within 90 days, unless the federal banking regulators determines that other action would better achieve the purposes of the prompt corrective action regime. Any of the foregoing regulatory actions could have a direct material effect on an institution’s or its holding company’s financial statements.  The Bank’s capital ratios exceed the levels necessary to meet the definition of “well capitalized” for regulatory purposes as of both December 31 2014 and 2015

The following is a summary of actual capital amounts and ratios as of December 31, 2015 and 2014, for Trustco Bank:

(dollars in thousands)	As of December 31, 2015		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 leverage ratio	$405,506	8.60%	5.00%	4.00%
Common equity Tier 1 capital	405,506	17.21	6.00	4.00
Tier 1 risk-based capital	405,506	17.21	6.00	4.00
Total risk-based capital	435,149	18.47	10.00	8.00

(dollars in thousands)	As of December 31, 2014		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$386,913	8.33%	5.00%	4.00%
Tier 1 risk-based capital	386,913	16.60	6.00	4.00
Total risk-based capital	416,269	17.86	10.00	8.00

*Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

*Regulatory minimum requirements to be considered to be well capitalized and adequately capitalized

The following is a summary of actual capital amounts and ratios as of December 31, 2015 and 2014 for TrustCo on a consolidated basis under the regulatory capital rules to which it is subject:

(dollars in thousands)	As of December 31, 2015
	Amount	Ratio

Leverage capital	$417,538	8.85%
Common equity Tier 1 capital	417,538	17.71
Tier 1 risk-based capital	417,538	17.71
Total risk-based capital	447,193	18.97

(dollars in thousands)	As of December 31, 2014
	Amount	Ratio

Leverage capital	$397,400	8.55%
Tier 1 risk-based capital	397,400	17.04
Total risk-based capital	426,770	18.30